MERRILL LYNCH CALIFORNIA INSURED MUNICIPAL BOND FUND





                                        December 24, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

          Re: Merrill Lynch California Insured Municipal Bond Fund Post-Effective Amendment No. 5 to the
               Registration Statement on Form N-1A
               (Securities Act File No. 33-55864;
               Investment Company Act File No. 811-4264)
               ________________________________________________

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch California Insured Municipal Bond Fund (the "Fund") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration
Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 20, 1996

                    Very truly yours,

                    MERRILL LYNCH CALIFORNIA INSURED MUNICIPAL BOND FUND


                    By:   /s/ /Jerry Weiss
                         ______________________________
                         Jerry Weiss
                         Secretary